Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	$ 1,042.0	$ 820.5	$ 563.1
Investment expenses	(24.6)	(24.3)	(23.9)
Net investment income	1,017.4	796.2	539.2
Available-for-sale Securities [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	923.7	714.8	460.7
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	118.3	105.7	102.4
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	61.8	45.9	44.1
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	56.5	59.8	58.3
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	882.0	661.9	422.9
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	268.6	196.8	72.7
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	36.5	37.7	51.5
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	0.0	0.0	0.3
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	268.9	217.9	125.2
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	21.6	27.6	34.7
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	150.1	93.9	79.6
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	117.3	75.7	47.1
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	19.0	12.3	11.8
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross Investment Income, Operating	$ 41.7	$ 52.9	$ 37.8